Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2020
Disclosure Of Voluntary Change In Accounting Policy [Abstract]
Changes in Accounting Policies and Disclosures

2.2 CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

The Group has adopted the following new and revised IFRSs, for the first time for the current year’s financial statements. The adoption of these new and revised IFRSs did not have any material impact on the financial position and performance of the Group

Amendments to IFRS 3	Definition of a Business
Amendments to IFRS 9, IAS 39 and IFRS 7	Interest Rate Benchmark Reform
Amendment to IFRS 16	Covid-19-Related Rent Concessions (early adopted)
Amendments to IAS 1 and IAS 8	Definition of Material